--------------------------------------------------------------------------------
HIGH NET WORTH INVESTORS--CAPITAL APPRECIATION
--------------------------------------------------------------------------------

Alliance Select
Investor Series
Small Cap Growth Portfolio

Semi-Annual Report
April 30 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 26, 2002

Dear Shareholder:

The following report highlights the performance and investment strategy of Alliance Select Investor Series Small Cap Growth Portfolio (the "Portfolio") for the semi-annual reporting period ended April 30, 2002.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Portfolio's investment policies, which are aggressive, focus on stocks of companies with relatively small market capitalizations that are demonstrating improving fundamentals and favorable earnings momentum. The management team may seek to enhance returns through short sales, leverage, options, futures, and forward contracts. These techniques provide the opportunity to reap greater returns but entail greater risks than more traditional investment strategies. The Portfolio is designed for sophisticated investors who appreciate the potential and the risks inherent in such strategies.

Investment Results

The following table provides performance data for the Portfolio and its benchmark, the Russell 2500 Growth Index, for the six- and 12-month periods ended April 30, 2002.

INVESTMENT RESULTS*
Periods Ended April 30, 2002

                                                       6 Months        12 Months
--------------------------------------------------------------------------------
ASIS Small Cap
Growth Portfolio
  Class A                                                 8.22%          -12.45%
--------------------------------------------------------------------------------
  Class B                                                 8.00%          -12.90%
--------------------------------------------------------------------------------
  Class C                                                 7.87%          -13.01%
--------------------------------------------------------------------------------
Russell 2500
Growth Index                                              7.53%           -9.35%
--------------------------------------------------------------------------------

* The Portfolio's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher forecasted growth values. The unmanaged Russell 2500 Growth Index is comprised of 2500 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Select Investor Series Small Cap Growth Portfolio.

      Additional investment results appear on pages 5-8.


--------------------------------------------------------------------------------
                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

Benefiting from the upward move in small-cap growth stocks, as well as from strong stock selection, the Portfolio appreciated 8.22% over the six-month period ended April 30, 2002 versus the Russell 2500 Growth Index which gained 7.53%. Somewhat offsetting the period's strong stock selection was a modest overweight in the poor performing health care sector and a modest underweight in cyclical stocks.

For the 12-month period ended April 30, 2002, the Portfolio declined 12.45%, trailing the Russell 2500 Growth Index, which declined 9.35% over the same time frame. Stock selection during this period was mixed, with strong performance in the consumer, industrial, and financial services sectors being largely offset by disappointing stock selection in health care, telecommunications, and technology. The Portfolio's returns were also negatively impacted because its net long exposure was approximately 110% during last-summer's sell-off in small-cap growth stocks.

Investment Review

Still recovering from their September 2001 lows, small-cap growth stocks, as measured by the Russell 2500 Growth Index, gained more than 7% during the six-month period ended April 30, 2002. Strength over this time frame was fairly widespread, with the consumer, industrial, energy, and financial services sectors all showing solid double-digit gains. Stocks in these sectors benefited from low interest rates and anticipation of improving economic activity later this year. Conversely, the telecommunications, technology, and health care sectors all declined during the period under review. Consistent with the trend over the past two years, value stocks significantly outperformed growth stocks during the period, with the Russell 2500 Value Index outperforming the Russell 2500 Growth Index by more than 1,500 basis points.

Among some of the period's better performers in the consumer segment of the portfolio were Action Performance, a marketer of licensed NASCAR collectibles, and Take-Two Interactive Software, Inc., a developer of entertainment software. Both of these companies benefited from surprisingly strong customer demand for their products. One other notable performer in the consumer slice of the Portfolio was Getty Images, a leading provider of stock photography. Getty's results were boosted by the successful transformation of its business to a mostly digital platform. Each of these investments gained more than 75% during the period.

Several of the Portfolio's financial services investments also provided very impressive gains during the period. Two standouts were Privatebancorp, a provider of banking services to high net worth individuals, and Radian Group, an underwriter of mortgage insurance. Privatebancorp's stock has performed well as more and more investors have discovered the company's strong record of solid growth and returns. Radian Group, on the other hand, has benefited from the perception that its business could be helped with a rise in interest rates later in 2002.


--------------------------------------------------------------------------------
2 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Although many stocks in the Portfolio posted very sharp gains compared to September 2001's lows, the period was not without its share of disappointments. The period's worst performer was Edison Schools, Inc. which lost more than 70% of its value. Following a lower than expected contract award from the city of Philadelphia, Edison Schools, Inc. was forced to reduce its outlook for future period earnings. CIMA Labs, a developer of drug delivery systems, also declined sharply following lowered earnings guidance (expectations for the period's future earnings) last fall. One additional disappointing investment during the period was Sprint PCS, a provider of wireless communications services. Hurt by widespread sluggishness in the wireless communications industry, Sprint PCS was forced to lower earnings guidance early this year.

The Portfolio's opportunistic short exposure benefited both absolute and relative returns during the period. Some of the biggest contributors included a supplier of chemicals to the semiconductor industry, a developer of drugs targeting patients with sleep disorders, and an operator of assisted living complexes.

Outlook

With the first-quarter earnings season more than half finished, early indications would suggest that business conditions remain challenging. Revenue growth remains muted, and few companies have been willing to take forward-looking guidance materially higher. Additionally, cost structures have been rationalized and analyst expectations have been lowered. This has enabled companies to do a much better job meeting and, in many cases, even exceeding earnings estimates. As a result, first quarter 2002's ratio of positive earnings surprises to negative surprises has improved from fourth quarter 2001's level.

Earnings revision trends have also provided another encouraging sign that small-cap growth stocks may be positioned for better performance in upcoming quarters. Although still negative--more estimates are being reduced than are being raised--the trend in this measure has improved significantly over the past several months. Historically, improving revisions have been a powerful predictor of future stock price performance.

Given this backdrop, the portfolio management team has continued to shift incremental investment dollars into companies whose earnings are expected to disproportionately benefit from improvements in economic activity. Reflecting this shift, the Portfolio has increased its allocation to technology stocks and has lowered its allocation to health care stocks. Both sectors are now roughly in line with those of the Russell 2500 Growth Index. This change is significant in that it marks the first time in recent years that the Portfolio's technology exposure has been market weight. Although fundamentals within technology remain difficult, we have identified pockets of attractive opportunities in semiconductors and selected services companies.


--------------------------------------------------------------------------------
                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 3

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

The Portfolio is deliberately underweight in the area of software. Although the relative weightings of the consumer, finance and energy sectors of the Portfolio are roughly consistent with recent levels, it should be noted that the nature of the exposure within these areas has shifted toward more economically sensitive investments.

In short, the environment for small-cap growth stock investors remains difficult. However, there is growing evidence that fundamentals have found a bottom and expectations are in check. Should these trends continue, we believe the outlook for small-cap growth stocks will likely brighten as the year progresses.

Thank you for your continued interest and investment in Alliance Select Investor Series Small Cap Growth Portfolio. We look forward to reporting to you again on market activity and the Portfolio's investment results in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Bruce K. Aronow

Bruce K. Aronow
Vice President

[PHOTO]       John D. Carifa

[PHOTO]       Bruce K. Aronow

Bruce K. Aronow, Portfolio Manager, has over 14 years of investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO
GROWTH OF A $10,000 INVESTMENT
1/31/01* TO 4/30/02

Russell 2500 Growth Index:                                                $7,857
Alliance Select Investor Series Small Cap Growth Portfolio  Class A:      $7,691

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                    Alliance Select Investor Series
                           Small Cap Portfolio       Russell 2500 Growth Index
-------------------------------------------------------------------------------
     1/31/01                     $ 9,576                       $10,000
     4/30/01                     $ 8,784                       $ 8,668
     4/30/02                     $ 7,691                       $ 7,857


This chart illustrates the total value of an assumed $10,000 investment in Alliance Select Investor Series Small Cap Growth Portfolio Class A shares at net asset value (NAV) (from 1/31/01 to 4/30/02) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher forecasted growth values. The unmanaged Russell 2500 Growth Index is comprised of 2500 of the largest capitalized companies that are traded in the United States.

When comparing Alliance Select Investor Series Small Cap Growth Portfolio to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Select Investor Series Small Cap Growth Portfolio.

* Closest month-end after Portfolio's Class A share inception date of 1/25/01.


--------------------------------------------------------------------------------
                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

          Alliance Select Investor Series Small Cap Growth Portfolio--
                            Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                    Alliance Select Investor Series             Russell 2500
                       Small Cap Growth Portfolio               Growth Index
--------------------------------------------------------------------------------
      4/30/01*                    -6.80%                           -13.32%
      4/30/02                    -12.45%                            -9.35%

Past performance is no guarantee of future results. The Portfolio's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. Total returns for Class B and Class C shares will vary due to different expenses associated with these classes.

The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher forecasted growth values. The unmanaged Russell 2500 Growth Index is comprised of 2500 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Select Investor Series Small Cap Growth Portfolio.

* The Portfolio's return for the period ended 4/30/01 is from the Portfolio's inception date of 1/25/01 through 4/30/01. The benchmark's return for the period ended 4/30/01 is from 1/31/01 through 4/30/01.


--------------------------------------------------------------------------------
6 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
April 30, 2002 (unaudited)

ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $4.7
1/25/01
Class B Shares
1/25/01
Class C Shares
1/25/01

INDUSTRY BREAKDOWN

 26.7% Technology
 22.1% Health Care
 22.0% Consumer Services           [PIE CHART OMITTED]
  9.7% Finance
  7.0% Energy
  4.8% Basic Industry
  4.1% Capital Goods
  2.1% Transportation
  1.3% Consumer Manufacturing
  0.2% Multi-Industry

COUNTRY BREAKDOWN

 94.5% United States
  3.6% Canada                      [PIE CHART OMITTED]
  1.2% France
  0.4% Israel
  0.2% Bahamas
  0.1% Ireland

All data as of April 30, 2002. The Fund's industry and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2002

Class A Shares
--------------------------------------------------------------------------------

                                   Without Sales Charge        With Sales Charge
              1 Year                      -12.45%                   -16.14%
     Since Inception*                     -14.90%                   -17.76%

Class B Shares
--------------------------------------------------------------------------------
              1 Year                      -12.90%                   -16.39%
     Since Inception*                     -15.40%                   -17.42%

Class C Shares
--------------------------------------------------------------------------------
              1 Year                      -13.01%                   -13.88%
     Since Inception*                     -15.48%                   -15.48%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2002)

                                  Class A           Class B         Class C
                                  Shares            Shares          Shares
--------------------------------------------------------------------------------
              1 Year                0.59%             0.47%           3.34%
     Since Inception*             -16.16%           -15.76%         -13.65%

The Portfolio's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Portfolio can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Portfolio may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Portfolio can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all share classes: 1/25/01.


--------------------------------------------------------------------------------
8 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
April 30, 2002 (unaudited)

                                                                     Percent of
Company                                     U.S.$ Value              Net Assets
--------------------------------------------------------------------------------
CDW Computer Centers, Inc.                     $104,120                     2.2%
--------------------------------------------------------------------------------
SICOR, Inc.                                      79,740                     1.7
--------------------------------------------------------------------------------
Priority Healthcare Corp. Cl. B                  74,350                     1.6
--------------------------------------------------------------------------------
Moore Corp., Ltd. (Canada)                       69,250                     1.5
--------------------------------------------------------------------------------
Microchip Technology, Inc.                       66,750                     1.4
--------------------------------------------------------------------------------
PrivateBancorp, Inc.                             66,528                     1.4
--------------------------------------------------------------------------------
Tektronix, Inc.                                  66,000                     1.4
--------------------------------------------------------------------------------
Alliant Techsystems, Inc.                        64,620                     1.4
--------------------------------------------------------------------------------
W-H Energy Services, Inc.                        64,375                     1.4
--------------------------------------------------------------------------------
THQ, Inc.                                        63,108                     1.4
--------------------------------------------------------------------------------
                                               $718,841                    15.4%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2002 (unaudited)

                                                  ------------------------------
                                                              Shares
                                                  ------------------------------
Purchases                                         Bought        Holdings 4/30/02
--------------------------------------------------------------------------------
Moore Corp., Ltd. (Canada)                         5,000                  5,000
--------------------------------------------------------------------------------
Intertape Polymer Group, Inc. (Canada)             5,000                  5,000
--------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                   2,800                  2,800
--------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.            2,300                  2,300
--------------------------------------------------------------------------------
PrivateBancorp, Inc.                               2,200                  2,200
--------------------------------------------------------------------------------
Hyperion Solutions Corp.                           2,100                  2,100
--------------------------------------------------------------------------------
Business Objects SA (ADR) (France)                 1,800                  1,800
--------------------------------------------------------------------------------
Martek Biosciences Corp.                           1,800                  1,800
--------------------------------------------------------------------------------
Stericycle, Inc.                                     900                    900
--------------------------------------------------------------------------------
Rent-A-Center, Inc.                                  800                    800
--------------------------------------------------------------------------------

                                                  ------------------------------
                                                              Shares
                                                  ------------------------------
Sales                                               Sold        Holdings 4/30/02
--------------------------------------------------------------------------------
NRG Energy, Inc.                                   2,500                     -0-
--------------------------------------------------------------------------------
Orion Power Holdings, Inc.                         2,400                     -0-
--------------------------------------------------------------------------------
Tetra Tech, Inc.                                   2,100                     -0-
--------------------------------------------------------------------------------
Performance Food Group Co.                         2,100                     -0-
--------------------------------------------------------------------------------
COX Radio, Inc.                                    2,000                     -0-
--------------------------------------------------------------------------------
Fisher Scientific International, Inc.              1,800                     -0-
--------------------------------------------------------------------------------
Electronics Boutique Holdings Corp.                1,800                     -0-
--------------------------------------------------------------------------------
CIMA Labs, Inc.                                    1,700                     -0-
--------------------------------------------------------------------------------
Intermune, Inc.                                    1,500                     -0-
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp. CI. A                   900                     -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Company                                                 Shares       U.S.$ Value
--------------------------------------------------------------------------------

COMMON STOCKS-102.2%

Technology-27.3%
Communication Equipment-1.1%
NMS Communications Corp.(a) .....................        9,000        $   29,790
Polycom, Inc.(a) ................................        1,000            20,620
                                                                      ----------
                                                                          50,410
                                                                      ----------
Contract Manufacturing-1.6%
DDI Corp.(a)(b) .................................        4,300            25,886
Semtech Corp.(a)(b) .............................        1,500            47,970
                                                                      ----------
                                                                          73,856
                                                                      ----------
Semiconductor Capital Equipment-2.8%
Brooks Automation, Inc.(a) ......................          800            28,520
Lam Research Corp.(a)(b) ........................        1,600            41,056
LTX Corp.(a) ....................................        1,000            21,210
Varian Semiconductor Equipment
   Associates, Inc.(a)(b) .......................          900            42,048
                                                                      ----------
                                                                         132,834
                                                                      ----------
Semiconductor Components-9.1%
ANADIGICS, Inc.(a)(b) ...........................        2,300            23,322
ATMI, Inc.(a) ...................................        1,500            45,750
Conexant Systems, Inc.(a)(b) ....................        3,700            37,740
Cypress Semiconductor Corp.(a)(b) ...............        2,600            57,902
Elantec Semiconductor, Inc.(a)(b) ...............        1,300            53,742
Fairchild Semiconductor Corp. Cl. A(a) ..........        1,200            32,328
GlobespanVirata, Inc.(a)(b) .....................        2,546            15,021
Integrated Circuit Systems, Inc.(a) .............        2,800            55,720
Micrel, Inc.(a)(b) ..............................        1,600            35,120
Microchip Technology, Inc.(a)(b) ................        1,500            66,750
                                                                      ----------
                                                                         423,395
                                                                      ----------
Software-6.9%
Actuate Corp.(a)(b) .............................        3,900            22,035
Business Objects SA (ADR) (France)(a) ...........        1,800            60,606
Electronic Arts, Inc.(a)(b) .....................        1,000            59,050
Hyperion Solutions Corp.(a) .....................        2,100            49,140
Informatica Corp.(a)(b) .........................        5,100            40,443
MatrixOne, Inc.(a)(b) ...........................        3,000            20,700
Mercury Interactive Corp.(a) ....................        1,200            44,724
NetIQ Corp.(a)(b) ...............................        1,200            26,916
                                                                      ----------
                                                                         323,614
                                                                      ----------
Miscellaneous-5.8%
Aeroflex, Inc.(a) ...............................        4,000            55,920
Amphenol Corp. Cl. A(a) .........................        1,100            48,235
Exar Corp.(a) ...................................        2,700            53,838
Plantronics, Inc.(a) ............................        1,100            23,166
Power-One, Inc.(a) ..............................        3,000            25,080
Tektronix, Inc.(a)(b) ...........................        3,000            66,000
                                                                      ----------
                                                                         272,239
                                                                      ----------
                                                                       1,276,348
                                                                      ----------


--------------------------------------------------------------------------------
10 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                   Shares     U.S.$ Value
--------------------------------------------------------------------------------

Healthcare-22.6%
Biotechnology-5.3%
Affymetrix, Inc.(a) .................................      1,200      $   30,444
Charles River Laboratories International, Inc.(a) ...      1,200          35,940
CV Therapeutics, Inc.(a) ............................        600          17,364
Exelixis, Inc.(a) ...................................      1,100          10,890
Immunomedics, Inc.(a) ...............................      1,000          13,160
Protein Design Labs, Inc.(a) ........................        300           5,388
The Medicines Co.(a) ................................      4,000          39,200
Transkaryotic Therapies, Inc.(a) ....................      1,100          43,846
Trimeris, Inc.(a)(b) ................................        400          19,180
United Therapeutics Corp.(a)(b) .....................      2,700          32,373
                                                                      ----------
                                                                         247,785
                                                                      ----------
Drugs-4.9%
AmerisourceBergen Corp. Cl. A .......................        644          49,910
Axcan Pharma, Inc. (Canada)(a)(b) ...................      3,000          39,840
ICN Pharmaceuticals, Inc.(b) ........................      1,500          41,490
SICOR, Inc.(a) ......................................      4,500          79,740
Taro Pharmaceuticals Industries, Ltd. (Israel)(a) ...        800          17,557
                                                                      ----------
                                                                         228,537
                                                                      ----------
Medical Products-6.9%
Align Technology, Inc.(a) ...........................      5,800          22,330
American Medical Systems Holdings, Inc. (a)  ........      2,300          52,854
Cytyc Corp.(a)(b) ...................................      2,500          39,275
Integra LifeSciences Holdings(a) ....................      2,600          50,700
Martek Biosciences Corp.(a) .........................      1,800          52,056
Novavax, Inc.(a) ....................................      3,000          15,000
OraSure Technologies, Inc.(a) .......................      2,900          21,228
Therasense, Inc.(a) .................................      1,300          32,500
Wilson Greatbatch Technologies, Inc.(a) .............      1,400          36,750
                                                                      ----------
                                                                         322,693
                                                                      ----------
Medical Services-5.5%
Community Health Care(a) ............................        700          20,314
LifePoint Hospitals, Inc.(a) ........................        600          25,200
Medical Staffing Network Holdings, Inc.(a) ..........      1,000          24,240
Option Care, Inc.(a) ................................      2,700          50,733
Priority Healthcare Corp. Cl. B(a)(b) ...............      2,500          74,350
Stericycle, Inc.(a) .................................        900          60,777
                                                                      ----------
                                                                         255,614
                                                                      ----------
                                                                       1,054,629
                                                                      ----------
Consumer Services-22.4%
Advertising-1.0%
Getty Images, Inc.(a) ...............................      1,400          48,734
                                                                      ----------

Airlines-0.1%
JetBlue Airways Corp.(a) ............................        100           5,030
                                                                      ----------


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                  Shares      U.S.$ Value
--------------------------------------------------------------------------------

Apparel-1.1%
DHB Industries, Inc.(a) ...........................       3,500       $   22,785
Mossimo, Inc.(a) ..................................       2,600           28,444
                                                                      ----------
                                                                          51,229
                                                                      ----------
Broadcasting & Cable-2.1%
Hispanic Broadcasting Corp.(a) ....................       1,400           37,548
Mediacom Communications Corp.(a) ..................       2,200           22,000
ValueVision International, Inc. Cl. A(a) ..........       2,000           37,780
                                                                      ----------
                                                                          97,328
                                                                      ----------
Entertainment & Leisure-3.7%
Action Performance Cos., Inc.(a) ..................       1,000           47,050
Take-Two Interactive Software, Inc.(a) ............       2,500           62,750
THQ, Inc.(a) ......................................       1,800           63,108
                                                                      ----------
                                                                         172,908
                                                                      ----------
Gaming-0.4%
Station Casinos, Inc.(a) ..........................       1,000           18,500
                                                                      ----------

Retail-General Merchandise-6.9%
AnnTaylor Stores Corp.(a) .........................         900           39,123
Asbury Automotive Group, Inc.(a) ..................       1,000           19,660
CDW Computer Centers, Inc.(a)(b) ..................       1,900          104,120
Group 1 Automotive, Inc.(a) .......................         800           35,072
Rent-A-Center, Inc.(a) ............................         800           48,240
Tuesday Morning Corp.(a) ..........................       1,300           34,645
Ultimate Electronics, Inc.(a) .....................       1,400           40,460
                                                                      ----------
                                                                         321,320
                                                                      ----------
Miscellaneous-7.1%
Copart, Inc.(a) ...................................       2,150           33,089
Edison Schools, Inc.(a) ...........................       3,700           18,981
Iron Mountain, Inc.(a)(b) .........................       2,000           61,600
MSC Industrial Direct Co., Inc. Cl. A(a)(b) .......       2,900           61,625
ScanSource, Inc.(a) ...............................         800           53,648
SmartForce Plc. (ADR) (Ireland)(a)(b) .............         900            5,804
Strayer Education, Inc.(b) ........................         900           50,949
West Corp.(a)(b) ..................................       1,700           47,600
                                                                      ----------
                                                                         333,296
                                                                      ----------
                                                                       1,048,345
                                                                      ----------
Finance-9.9%
Banking-Money Center-2.6%
Commerce Bancorp, Inc. ............................       1,100           54,329
PrivateBancorp, Inc. ..............................       2,200           66,528
                                                                      ----------
                                                                         120,857
                                                                      ----------
Brokerage & Money Management-3.3%
A.G. Edwards, Inc. ................................         600           24,552
Affiliated Managers Group, Inc.(a) ................         600           38,160
BlackRock, Inc.(a) ................................         600           27,600
Southwest Bancorp of Texas, Inc.(a) ...............       1,800           63,054
                                                                      ----------
                                                                         153,366
                                                                      ----------


--------------------------------------------------------------------------------
12 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                  Shares      U.S.$ Value
--------------------------------------------------------------------------------

Insurance-0.9%
Arthur J. Gallagher & Co.(b) ....................           700         $ 25,270
Erie Indemnity Co. Cl. A ........................           400           17,432
                                                                        --------
                                                                          42,702
                                                                        --------
Miscellaneous-3.1%
InterCept Group, Inc.(a) ........................         1,300           39,494
Investors Financial Services Corp.(b) ...........           600           44,184
Radian Group, Inc.(b) ...........................         1,200           62,280
                                                                        --------
                                                                         145,958
                                                                        --------
                                                                         462,883
                                                                        --------
Energy-7.1%
Domestic Integrated-0.5%
Tesoro Petroleum Corp.(a) .......................         1,900           21,470
                                                                        --------

Domestic Producers-2.7%
Kerr-McGee Corp. ................................           700           41,860
Newfield Exploration Co.(a) .....................         1,200           45,420
Pogo Producing Co. ..............................         1,200           41,088
                                                                        --------
                                                                         128,368
                                                                        --------
Oil Service-3.9%
Cooper Cameron Corp.(a)(b) ......................         1,000           54,840
Premcor, Inc.(a) ................................           600           16,950
Spinnaker Exploration Co.(a)(b) .................         1,100           47,135
W-H Energy Services, Inc.(a) ....................         2,500           64,375
                                                                        --------
                                                                         183,300
                                                                        --------
                                                                         333,138
                                                                        --------
Basic Industry-5.0%
Chemicals-0.7%
Georgia Gulf Corp. ..............................         1,500           33,045
                                                                        --------

Paper & Forest Products-4.3%
Boise Cascade Corp. .............................         1,000           33,870
Bowater, Inc. ...................................           800           38,144
Moore Corp., Ltd. (Canada)(a) ...................         5,000           69,250
Pactiv Corp.(a) .................................         2,800           57,876
                                                                        --------
                                                                         199,140
                                                                        --------
                                                                         232,185
                                                                        --------
Capital Goods-4.2%
Electrical Equipment-3.2%
Alliant Techsystems, Inc.(a) ....................           600           64,620
L-3 Communications Holdings, Inc.(a) ............           400           51,112
United Defense Industries, Inc.(a) ..............         1,200           32,640
                                                                        --------
                                                                         148,372
                                                                        --------
Miscellaneous-1.0%
Idex Corp. ......................................         1,300           46,748
                                                                        --------
                                                                         195,120
                                                                        --------


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                 Shares       U.S.$ Value
--------------------------------------------------------------------------------

Transportation-2.2%
Air Freight-1.6%
C.H. Robinson Worldwide, Inc. .................          1,200      $    37,764
Expeditors International of Washington, Inc. ..            600           34,722
                                                                    -----------
                                                                         72,486
                                                                    -----------
Miscellaneous-0.6%
Atlantic Coast Airlines Holdings, Inc.(a) .....          1,300           28,405
                                                                    -----------
                                                                        100,891
                                                                    -----------
Consumer Manufacturing-1.3%
Miscellaneous-1.3%
Intertape Polymer Group, Inc. (Canada)(a) .....          5,000           61,250
                                                                    -----------

Multi-Industry-0.2%
Steiner Leisure, Ltd. (Bahamas)(a) ............            400            8,000
                                                                    -----------

Total Common Stocks
   (cost $4,505,225) ..........................                       4,772,789
                                                                    -----------

SECURITIES SOLD SHORT-(1.8%)
PDI, Inc.(a) ..................................         (1,000)         (17,200)
Sunrise Assisted Living, Inc.(a) ..............           (900)         (24,309)
SurModics, Inc.(a) ............................           (600)         (24,402)
Zymogenetics, Inc.(a) .........................         (1,500)         (17,550)
                                                                    -----------

Total Securities Sold Short
   (proceeds $78,399) .........................                         (83,461)
                                                                    -----------

Total Investments, Net of Securities
   Sold Short-100.4%
   (cost $4,426,826) ..........................                       4,689,328
Other assets less liabilities-(0.4%) ..........                         (20,151)
                                                                    -----------

Net Assets-100% ...............................                     $ 4,669,177
                                                                    ===========

(a)   Non-income producing security.

(b) Securities, or a portion thereof, with an aggregate market value of $1,053,276 have been segregated to collateralize short sales.

      Glossary:

      ADR - American Depositary Receipt.

      See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2002 (unaudited)

Assets
Investments in securities, at value
   (cost $4,505,225) .........................................      $ 4,772,789
Cash .........................................................          256,474
Receivable for investment securities sold ....................          213,362
Receivable for capital stock sold ............................           41,816
Receivable from Adviser ......................................           30,850
                                                                    -----------
Total assets .................................................        5,315,291
                                                                    -----------
Liabilities
Securities sold short, at value (proceeds $78,399) ...........           83,461
Payable for investment securities purchased ..................          479,792
Payable for capital stock redeemed ...........................            8,140
Distribution fee payable .....................................            2,891
Dividend payable .............................................               28
Accrued expenses and other liabilities .......................           71,802
                                                                    -----------
Total liabilities ............................................          646,114
                                                                    -----------
Net Assets ...................................................      $ 4,669,177
                                                                    ===========
Composition of Net Assets
Capital stock, at par ........................................      $       575
Additional paid-in capital ...................................        5,489,086
Accumulated net investment loss ..............................          (76,822)
Accumulated net realized loss on investment and short
   sale transactions .........................................       (1,006,164)
Net unrealized appreciation of investments
   and short sales ...........................................          262,502
                                                                    -----------
                                                                    $ 4,669,177
                                                                    ===========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,544,918/189,297 shares of capital stock
   issued and outstanding) ...................................            $8.16
Sales charge--4.25% of public offering price .................              .36
                                                                          -----
Maximum offering price .......................................            $8.52
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($2,194,545/271,030 shares of capital stock
   issued and outstanding) ...................................            $8.10
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($929,714/114,943 shares of capital stock
   issued and outstanding) ...................................            $8.09
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 15

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2002 (unaudited)

Investment Income
Dividends ....................................       $   3,233
Interest .....................................              51        $   3,284
                                                     ---------
Expenses
Advisory fee .................................          31,068
Distribution fee--Class A ....................           2,174
Distribution fee--Class B ....................           9,537
Distribution fee--Class C ....................           4,439
Administrative ...............................          58,000
Custodian ....................................          55,590
Audit and legal ..............................          39,203
Registration .................................          27,442
Amortization of offering costs ...............          21,420
Printing .....................................          20,411
Directors' fees ..............................           9,904
Transfer agency ..............................           9,824
Dividends on securities sold short ...........              81
Miscellaneous ................................             183
                                                     ---------
Total expenses before interest ...............         289,276
Interest expense on short sales
   borrowings ................................           1,267
                                                     ---------
Total expenses ...............................         290,543
                                                     ---------
Less: expenses waived and reimbursed
   by the Adviser (see Note B) ...............        (210,437)
                                                     ---------
Net expenses .................................                           80,106
                                                                      ---------
Net investment loss ..........................                          (76,822)
                                                                      ---------
Realized and Unrealized Gain (Loss)
on Investment and Short Sale
Transactions
Net realized loss on investment
   transactions ..............................                         (155,509)
Net realized gain on short sale
   transactions ..............................                           13,899
Net change in unrealized
   appreciation/depreciation of:
   Investments ...............................                          536,456
   Short sales ...............................                          (20,580)
                                                                      ---------
Net gain on investments ......................                          374,266
                                                                      ---------
Net Increase in Net Assets from
   Operations ................................                        $ 297,444
                                                                      =========

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                              Six Months Ended    January 25,
                                               April 30, 2002       2001* to
                                                (unaudited)     October 31, 2001
                                              ================  ================
Increase (Decrease) in Net Assets
from Operations
Net investment loss ......................      $   (76,822)      $  (114,923)
Net realized loss on investment and
   short sale transactions ...............         (141,610)         (864,554)
Net change in unrealized
   appreciation/depreciation
   of investments and
   short sales ...........................          515,876          (253,374)
                                                -----------       -----------
Net increase (decrease) in net assets
   from operations .......................          297,444        (1,232,851)
Capital Stock Transactions
Net increase .............................          450,602         5,153,982
                                                -----------       -----------
Total increase ...........................          748,046         3,921,131
Net Assets
Beginning of period ......................        3,921,131                -0-
                                                -----------       -----------
End of period ............................      $ 4,669,177       $ 3,921,131
                                                ===========       ===========

*     Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Select Investors Series, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of four portfolios, the Premier Portfolio, the Technology Portfolio, the BioTechnology Portfolio and the Small Cap Growth Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Small Cap Growth Portfolio. The Small Cap Growth Portfolio (the "Fund") commenced operations on January 25, 2001. The Fund offers Class A, Class B, and Class C shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or, if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed


--------------------------------------------------------------------------------
18 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign debt investments and forward exchange currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized appreciation/depreciation of investments.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Offering Expenses

Offering expenses of $130,344 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income (or expense on securities sold short) is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles gen-


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

erally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a monthly fee at an annualized rate of 1.25% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the Russell 2500 Growth Index (the "Index"). The performance period for each such month will be from February 1, 2001 through the current calendar month, until the Advisory Agreement has been in effect for 36 full calendar months, when it will become a rolling 36-month period ending with the current calendar month. For the period from February 1, 2001 through January 31, 2002, the Adviser will receive a minimum fee, payable monthly, equal to .75%, annualized, of the average daily net assets of the Fund for each day included in such annual period. The fee paid to the Adviser for this period may be increased to 1.75%, based on the investment performance of the Class A shares of the Fund in relation to the investment record of the Index. The fee will equal 1.25%, annualized, if the performance of Class A shares equals the performance of the Index. For any period prior to February 1, 2001, the Adviser received a fee equal to .75%, annualized, of the average daily net assets of the Fund, without any performance adjustment. During the six months ended April 30, 2002 the effective advisory fee was at the annualized rate of 1.46% of the Fund's average daily net assets.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from January 25, 2001 (commencement of operations of the Fund) to October 31, 2002, to the extent necessary to prevent total Fund operating expenses from exceeding the annual rate of 3.25% of average daily net assets for Class A shares and 3.95% for Class B shares and Class C shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than January 31, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the six months ended April 30, 2002 expenses in the amount of $152,437 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2002, the Adviser agreed to waive its fees for


--------------------------------------------------------------------------------
20 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

such services. Such waiver amounted to $58,000.

The Fund compensates Alliance Global Investor Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $9,000 for the six months ended April 30, 2002.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $1,319 from the sales of Class A shares and $2,239 and $346 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 2002.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2002 amounted to $11,473, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $489,140 and $341,307 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $3,859,285 and $3,494,097, respectively, for the six months ended April 30, 2002. There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2002.

At April 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $723,327 and


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

gross unrealized depreciation of investments was $455,763 resulting in net unrealized appreciation of $267,564 (excluding short sales).

At October 31, 2001, the Fund had a net capital loss carryforward for federal income tax purposes of $840,880, all of which expires in 2009.

Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of the replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

NOTE E

Capital Stock

There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                   ------------------------------   --------------------------------
                                 Shares                          Amount
                   ------------------------------   --------------------------------
                       Six Months     January 25,       Six Months       January 25,
                            Ended        2001* to            Ended          2001* to
                   April 30, 2002     October 31,   April 30, 2002       October 31,
                      (unaudited)            2001      (unaudited)              2001
                   -----------------------------------------------------------------
Class A
Shares sold                51,443         245,480        $ 421,542      $ 2,402,376
-----------------------------------------------------------------------------------
Shares redeemed           (45,386)        (62,240)        (364,540)        (541,631)
-----------------------------------------------------------------------------------
Net increase                6,057         183,240        $  57,002      $ 1,860,745
===================================================================================

Class B
Shares sold                80,478         235,979        $ 659,999      $ 2,596,194
-----------------------------------------------------------------------------------
Shares redeemed           (23,931)        (21,496)        (195,411)        (509,540)
-----------------------------------------------------------------------------------
Net increase               56,547         214,483        $ 464,588      $ 2,086,654
===================================================================================

Class C
Shares sold                17,365         130,635        $ 142,684      $ 1,259,259
-----------------------------------------------------------------------------------
Shares redeemed           (26,573)         (6,484)        (213,672)         (52,676)
-----------------------------------------------------------------------------------
Net increase
  (decrease)               (9,208)        124,151        $ (70,988)     $ 1,206,583
===================================================================================

*     Commencement of operations.


--------------------------------------------------------------------------------
22 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2002.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             --------------------------------
                                                                                         Class A
                                                                             --------------------------------
                                                                             Six Months           January 25,
                                                                                  Ended            2001(a) to
                                                                              April 30,           October 31,
                                                                                   2002                  2001
                                                                             --------------------------------
Net asset value, beginning of period ...............................             $ 7.54               $ 10.00
                                                                             --------------------------------
Income From Investment Operations
Net investment loss(b)(c) ..........................................               (.13)                 (.21)
Net realized and unrealized gain (loss) on investment and
  short sale transactions ..........................................                .75                 (2.25)
                                                                             --------------------------------
Net increase (decrease) in net asset value from operations .........                .62                 (2.46)
                                                                             --------------------------------
Net asset value, end of period .....................................             $ 8.16               $  7.54
                                                                             ================================
Total Return
Total investment return based on net asset value(d) ................               8.22%               (24.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........................             $1,545               $ 1,381
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e) .......................               3.31%                 3.75%
  Expenses, net of waivers/reimbursements, excluding interest
    expense on short sales borrowings(e) ...........................               3.25%                 3.25%
  Expenses, before waivers/reimbursements(e) .......................              13.40%                15.99%
  Net investment loss, net of waivers/reimbursements(e) ............              (3.16)%               (3.06)%
Portfolio turnover rate ............................................                150%                  160%

See footnote summary on page 27.


--------------------------------------------------------------------------------
24 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        ----------------------------
                                                                                  Class B
                                                                        ----------------------------
                                                                        Six Months       January 25,
                                                                             Ended        2001(a) to
                                                                         April 30,       October 31,
                                                                              2002              2001
                                                                        ----------------------------
Net asset value, beginning of period .............................          $ 7.50           $ 10.00
                                                                        ----------------------------
Income From Investment Operations
Net investment loss(b)(c) ........................................            (.16)             (.25)
Net realized and unrealized gain (loss) on investment and
  short sale transactions ........................................             .76             (2.25)
                                                                        ----------------------------
Net increase (decrease) in net asset value from operations .......             .60             (2.50)
                                                                        ----------------------------
Net asset value, end of period ...................................          $ 8.10           $  7.50
                                                                        ============================
Total Return
Total investment return based on net asset value(d) ..............            8.00%           (25.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ........................          $2,194           $ 1,609
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e) .....................            4.01%             4.51%
  Expenses, net of waivers/reimbursements, excluding interest
    expense on short sales borrowings(e) .........................            3.95%             3.95%
  Expenses, before waivers/reimbursements(e) .....................           13.78%            16.22%
  Net investment loss, net of waivers/reimbursements(e) ..........           (3.86)%           (3.83)%
Portfolio turnover rate ..........................................             150%              160%

See footnote summary on page 27.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          ----------------------------
                                                                                    Class C
                                                                          ----------------------------
                                                                          Six Months       January 25,
                                                                               Ended        2001(a) to
                                                                           April 30,       October 31,
                                                                                2002              2001
                                                                          ----------------------------
Net asset value, beginning of period ...............................         $  7.50           $ 10.00
                                                                          ----------------------------
Income From Investment Operations
Net investment loss(b)(c) ..........................................            (.15)             (.26)
Net realized and unrealized gain (loss) on investment and
  short sale transactions ..........................................             .74             (2.24)
                                                                          ----------------------------
Net increase (decrease) in net asset value from operations .........             .59             (2.50)
                                                                          ----------------------------
Net asset value, end of period .....................................         $  8.09           $  7.50
                                                                          ============================
Total Return
Total investment return based on net asset value(d) ................            7.87%           (25.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........................         $   930           $   931
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e) .......................            4.02%             4.53%
  Expenses, net of waivers/reimbursements, excluding interest
    expense on short sales borrowings(e) ...........................            3.95%             3.95%
  Expenses, before waivers/reimbursements(e) .......................           13.97%            15.90%
  Net investment loss, net of waivers/reimbursements(e) ............           (3.86)%           (3.87)%
Portfolio turnover rate ............................................             150%              160%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
26 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

basis point (bp)

One basis point equals 0.01%.

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

Refers to a distinct part of the economy, for example, the technology sector.

small capitalization

Refers to a company with a relatively small market capitalization.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $452 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 45 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 605 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/02.


--------------------------------------------------------------------------------
28 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Bruce K. Aronow, Vice President
Thomas Bardong, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                 ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

Alliance Select Investor Series
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

SISSCSR0402